UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10389
Tax-Managed International Equity Portfolio
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2005

Item 1. Schedule of Investments

Tax-Managed International Equity Portfolio	as of January 31, 2005
PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.8%

Security	Shares	Value

Aerospace and Defense — 1.2%
Empresa Brasileira de Aeronautica SA ADR	51,000	$1,624,350
		$1,624,350

Airport Operator/Development — 0.8%
BAA PLC	93,500	1,100,249
		$1,100,249

Automobiles — 3.5%
Honda Motor Co., Ltd.	38,000	1,986,990
Renault SA	7,500	612,677
Toyota Motor Corp.	60,000	2,336,385
		$4,936,052

Banking — 19.3%
ABN AMRO Holdings NV	41,176	1,115,757
Anglo Irish Bank Corp. PLC	38,700	944,280
Australia and New Zealand Banking Group, Ltd.	68,500	1,094,274
Banco Bilbao Vizcaya Argentaria SA	66,700	1,125,179
Banco Santander Central Hispano SA	75,000	890,211
Bank of Ireland	66,500	1,057,552
Barclays PLC	300,000	3,294,215
BNP Paribas SA	15,000	1,082,100
Danske Bank A/S	26,700	780,528
DBS Group Holdings, Ltd.	242,000	2,338,081
HBOS PLC	90,000	1,437,460
HSBC Holdings PLC	151,780	2,516,624
Mitsubishi Tokyo Financial Group, Inc.	375	3,547,933
Orix Corp.	8,300	1,099,912
Societe Generale	10,300	1,026,264
Sumitomo Trust and Banking Co., Ltd. (The)	90,000	611,677
UBS AG	38,800	3,154,910
		$27,116,957

Beverages — 3.4%
Diageo PLC	90,000	1,227,355
Fomento Economico Mexicano SA de C.V. ADR	44,000	2,365,440
SABMiller PLC	76,000	1,166,132
		$4,758,927

Building Materials — 1.9%
Compagnie de Saint-Gobain	15,000	$926,516
Siam Cement Public Company, Ltd.	100,000	693,963
Wienerberger AG	24,000	1,107,532
		$2,728,011

Business Services — 2.4%
Mitsubishi Corp.	290,000	3,407,261
		$3,407,261

Chemicals — 1.0%
BASF AG	20,000	1,368,257
		$1,368,257

Computer Software — 0.3%
UbiSoft Entertainment SA (1)	10,000	404,100
		$404,100

Consumer Electronics — 4.1%
Canon, Inc.	57,500	3,002,700
Hitachi, Ltd.	190,000	1,264,809
Samsung Electronics Co., Ltd.	570	275,235
Siemens AG	16,000	1,274,745
		$5,817,489

Distribution/Wholesale/Retail — 0.5%
Esprit Holdings Ltd.	130,000	751,699
		$751,699

Drugs — 5.1%
Celesio AG	14,000	1,085,735
GlaxoSmithKline PLC	65,674	1,452,749
Novartis AG	41,000	1,968,146
Roche Holding AG	12,000	1,280,121
Schering AG	20,000	1,352,444
		$7,139,195

Engineering and Construction — 0.9%
Vinci SA	8,500	1,218,389
		$1,218,389

Financial Services — 4.1%
Acom Co., Ltd.	9,600	674,532
Fortis	35,000	946,746

Grupo Financiero Banorte S.A. de C.V.	125,000	$802,354
ING Groep NV	117,439	3,386,417
		$5,810,049

Foods — 1.0%
Nestle SA	5,500	1,444,791
		$1,444,791

Hotels and Motels — 0.9%
Shangri-La Asia, Ltd.	900,000	1,223,093
		$1,223,093

Household Products/Food — 1.1%
Cadbury Schweppes PLC	180,000	1,615,420
		$1,615,420

Insurance — 2.3%
Aviva PLC	91,700	1,099,402
AXA Company	85,900	2,085,952
		$3,185,354

Machinery — 1.4%
Komatsu, Ltd.	270,000	2,004,463
		$2,004,463

Medical Products — 1.0%
Terumo Corp.	50,000	1,446,081
		$1,446,081

Metals - Industrial — 3.6%
BHP Billiton, Ltd.	100,000	1,273,098
Companhia Vale do Rio Doce ADR	35,000	880,600
POSCO ADR	25,000	1,125,000
Rio Tinto, Ltd.	32,500	1,079,892
WMC Resources, Ltd.	132,000	734,281
		$5,092,871

Oil and Gas — 12.4%
BP PLC	253,264	2,513,447
ENI SPA	75,000	1,828,975
Keppel Corp., Ltd.	521,000	2,929,659
Norsk Hydro ASA	15,000	1,145,105
Petroleo Brasileiro SA ADR	45,000	1,613,250
Repsol YPF, S.A.	50,000	1,279,834

Shell Transport & Trading Co. PLC	142,200	$1,249,262
Total Fina Elf SA	23,000	4,943,823
		$17,503,355
Photo Equipment and Supplies — 1.4%
Fuji Photo Film Co., Ltd.	55,000	1,981,433
		$1,981,433

Real Estate — 2.5%
Cheung Kong Holdings, Ltd.	160,000	1,467,134
Sumitomo Realty & Development Co., Ltd.	78,000	1,091,326
Sun Hung Kai Properties, Ltd.	105,000	972,432
		$3,530,892

Telecommunication Equipment — 1.0%
Nokia Oyj	90,000	1,376,907
		$1,376,907

Telecommunication Services — 12.2%
America Movil S.A. de C.V. ADR	14,000	742,840
AO VimpelCom ADR (1)	25,000	905,000
BT Group PLC	730,000	2,873,081
Deutsche Telekom AG (1)	95,000	2,054,839
Philippine Long Distance Telephone Co. ADR (1)	55,300	1,437,800
Portugal Telecom, SGPS, SA	175,000	2,169,170
PT Indosat TBK ADR	40,000	1,246,000
Telecom Italia Mobile SPA	13,840	96,436
Telecom Italia SPA	370,972	1,471,174
Telefonica SA	78,000	1,419,764
Vodafone Group PLC	727,954	1,881,605
Vodafone Group PLC ADR	36,000	935,280
		$17,232,989

Tobacco — 1.4%
British American Tobacco PLC	50,000	868,381
JAPAN TOBACCO, INC.	100	1,062,966
		$1,931,347

Transportation — 1.0%
Cosco Corp., Ltd.	800,000	640,783
Nippon Yusen Kabushiki Kaisha	130,000	722,643
		$1,363,426

Trucks Manufacturer — 1.0%
Volvo AB	35,000	1,420,030
		$1,420,030

Utilities - Electric — 2.6%
Enel SPA	152,000	$1,429,769
Fortum Oyj	50,000	894,301
Iberdrola SA	29,000	718,651
RWE AG	12,000	691,703
		$3,734,424

Utilities - Electrical and Gas — 2.5%
E. ON AG	15,340	1,372,277
Endesa SA	34,000	774,346
Scottish and Southern Energy PLC	44,500	747,236
Tenaga Nasional Berhad	200,000	563,158
		$3,457,017

Total Common Stocks
(identified cost $109,249,401)		$137,724,878

Short-Term Investments — 0.8%

Security	Principal Amount (000’s omitted)	Value

Investors Bank and Trust Company Time Deposit, 2.50%, 2/1/05	$1,154	$1,154,000

Total Short-Term Investments
(at amortized cost, $1,154,000)		$1,154,000

Total Investments — 98.6%
(identified cost $110,403,401)		$138,878,878

Other Assets, Less Liabilities — 1.4%		$1,977,801

Net Assets — 100.0%		$140,856,679

ADR       -     American Depository Receipt

(1)                  Non-income producing security.

The Portfolio did not have any open financial instruments at January 31, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$110,403,401
Gross unrealized appreciation	$28,624,367
Gross unrealized depreciation	(148,890)
Net unrealized appreciation	$28,475,477

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed International Equity Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	March 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	March 17, 2005

By:	/s/ Kristin S. Anagnost
Kristin S. Anagnost
Treasurer and Principal Financial Officer

Date:	March 17, 2005